SCHEDULE OF PRINCIPAL TRANSACTIONS REVENUE (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 14,764	$ 21,397	$ 18,219
Cleaning Systems and Other Equipment [Member]
Disaggregation of Revenue [Line Items]
Revenue	8,975	16,945	12,226
Dishware Washing and General Cleaning Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	5,636	4,357	5,901
Dishware Washing Equipment [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 153	$ 95	$ 92